Submission	May 01, 2026
Submission [Line Items]
Central Index Key	0001819810
Registrant Name	Redwire Corp
Registration File Number	333-289380
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES